UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06526
	The Boston Trust & Walden Funds
	(Exact name of registrant as specified in charter)
	3435 Stelzer Road, Columbus, OH	43219
	(Address of principal executive offices)	(Zip code)
	3435 Stelzer Road, Columbus, OH	43219
	(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-282-8782

Date of fiscal year end: March 31

Date of reporting period: June 30, 2011

Item 1. Schedule of Investments.

Schedule of Portfolio Investments	Boston Trust Balanced Fund June 30, 2011 (Unaudited)

		Fair
Security Description	Shares	Value ($)
COMMON STOCKS (72.7%)
Consumer Discretionary (6.9%)
Comcast Corp., Class A	100,000	2,534,000
Johnson Controls, Inc.	30,000	1,249,800
McDonald’s Corp.	27,500	2,318,800
NIKE, Inc., Class B	40,000	3,599,200
Omnicom Group, Inc.	50,000	2,408,000
Ross Stores, Inc.	50,000	4,006,000
Target Corp.	5,000	234,550
		16,350,350
Consumer Staples (10.4%)
Church & Dwight Co., Inc.	30,000	1,216,200
Costco Wholesale Corp.	35,000	2,843,400
Diageo PLC, Sponsored ADR	25,000	2,046,750
Kellogg Co.	25,000	1,383,000
McCormick & Co., Inc.	60,000	2,974,200
Nestle SA, Sponsored ADR	25,000	1,559,500
PepsiCo, Inc.	40,000	2,817,200
Procter & Gamble Co.	40,000	2,542,800
SYSCO Corp.	125,000	3,897,500
Walgreen Co.	80,000	3,396,800
		24,677,350
Energy (11.2%)
Apache Corp.	25,000	3,084,750
Chevron Corp.	50,000	5,142,000
ConocoPhillips	50,000	3,759,500
Denbury Resources, Inc.(a)	50,000	1,000,000
Devon Energy Corp.	10,000	788,100
Exxon Mobil Corp.	105,000	8,544,900
Schlumberger Ltd.	50,000	4,320,000
		26,639,250
Financials (7.9%)
BB&T Corp.	25,000	671,000
Chubb Corp.	60,000	3,756,600
Cincinnati Financial Corp.	125,000	3,647,500
Comerica, Inc.	45,000	1,555,650
JPMorgan Chase & Co.	35,000	1,432,900
M&T Bank Corp.	10,000	879,500
Northern Trust Corp.	7,500	344,700
PNC Financial Services Group, Inc.	25,000	1,490,250
State Street Corp.	20,000	901,800
SunTrust Banks, Inc.	25,000	645,000
T. Rowe Price Group, Inc.	60,000	3,620,400
		18,945,300
Health Care (7.2%)
Becton, Dickinson & Co.	40,000	3,446,800
C.R. Bard, Inc.	32,500	3,570,450
DENTSPLY International, Inc.	60,000	2,284,800
Johnson & Johnson, Inc.	20,000	1,330,400
Medtronic, Inc.	40,000	1,541,200
Saint Jude Medical, Inc.	35,000	1,668,800
Stryker Corp.	25,000	1,467,250
Varian Medical Systems, Inc.(a)	25,000	1,750,500
		17,060,200
Industrials (13.5%)
3M Co.	22,500	2,134,125
Donaldson Co., Inc.	75,000	4,551,000
Emerson Electric Co.	75,000	4,218,750
Hubbell, Inc., Class B	42,500	2,760,375
Illinois Tool Works, Inc.	65,000	3,671,850
Precision Castparts Corp.	30,000	4,939,500
Rockwell Collins, Inc.	50,000	3,084,500
United Parcel Service, Inc., Class B	40,000	2,917,200
W.W. Grainger, Inc.	25,000	3,841,250

	Shares or
	Principal	Fair
Security Description	Amount ($)	Value ($)
COMMON STOCKS, CONTINUED
Industrials, continued
		32,118,550
Information Technology (12.1%)
Accenture PLC, Class A	75,000	4,531,500
Apple, Inc.(a)	5,000	1,678,350
Automatic Data Processing, Inc.	75,000	3,951,000
EMC Corp.(a)	150,000	4,132,500
Intel Corp.	70,000	1,551,200
International Business Machines Corp.	30,000	5,146,500
Microsoft Corp.	125,000	3,250,000
Oracle Corp.	140,000	4,607,400
		28,848,450
Materials (3.5%)
Air Products & Chemicals, Inc.	25,000	2,389,500
AptarGroup, Inc.	40,000	2,093,600
Ecolab, Inc.	25,000	1,409,500
Sigma-Aldrich Corp.	35,000	2,568,300
		8,460,900
TOTAL COMMON STOCKS (Cost $107,875,068)		173,100,350
CORPORATE BONDS (3.6%)
Consumer Staples (0.2%)
Diageo Capital PLC, 5.50%, 9/30/16	500,000	567,302
Financials (2.6%)
American Express Bank FSB, BKNT,
6.00%, 9/13/17	200,000	225,898
American Express Co.
7.00%, 3/19/18	1,500,000	1,767,672
8.13%, 5/20/19	1,675,000	2,126,778
John Deere Capital Corp., Series D,
5.35%, 4/3/18	1,000,000	1,120,193
National Rural Utilities Cooperative Finance Corp.,
10.38%, 11/1/18	500,000	693,419
Weyerhaeuser Co., 7.25%, 7/1/13	300,000	327,678
		6,261,638
Industrials (0.2%)
Emerson Electric Co., 5.13%, 12/1/16	300,000	342,292
Information Technology (0.4%)
Oracle Corp., 5.75%, 4/15/18	750,000	859,572
Telecommunication Services (0.2%)
AT&T, Inc., 5.63%, 6/15/16	500,000	567,423
TOTAL CORPORATE BONDS (Cost $7,352,012)		8,598,227
MUNICIPAL BONDS (2.9%)
Florida (0.6%)
Florida State Board of Education, Series A, GO,
4.75%, 1/1/20, Callable 1/1/12 @ 101	300,000	309,597
Florida State Board of Education, Series D, GO,
5.00%, 6/1/21, Callable 6/1/17 @ 101	1,000,000	1,108,940
		1,418,537
Illinois (0.6%)
Illinois State, GO, 5.00%, 4/1/24, Callable
4/1/17 @ 100	500,000	498,565
Illinois State, Series A
5.00%, 3/1/22, Callable 3/1/14 @ 100	750,000	757,365

See Notes to Schedules of Portfolio Investments.

Schedule of Portfolio Investments	Boston Trust Balanced Fund June 30, 2011 (Unaudited)

	Shares or
	Principal	Fair
Security Description	Amount ($)	Value ($)
MUNICIPAL BONDS, CONTINUED
Illinois, continued
5.00%, 6/1/29, Callable 12/1/16 @ 100	250,000	244,492
		1,500,422
Massachusetts (0.9%)
Massachusetts State Development Finance Agency Revenue, Series R-2, 5.00%, 7/1/28, Callable 7/1/20 @ 100	460,000	489,431
Massachusetts State Health & Educational Facilities Authority Revenue, Series A, 5.00%, 12/15/26, GO of Institution, Callable 12/15/19 @ 100	1,500,000	1,663,185
		2,152,616
Ohio (0.2%)
Ohio State, Series D, GO, 4.50%, 9/15/22, NATL-RE, Callable 3/15/16 @ 100	500,000	520,340
Washington (0.1%)
Washington State, Series C, GO, 5.00%, 2/1/26, Callable 2/1/19 @ 100	250,000	270,935
Wisconsin (0.5%)
Wisconsin State, Series C, GO, 5.00%, 5/1/25, Callable 5/1/18 @ 100	200,000	215,910
Wisconsin State, Series D, GO, 5.50%, 5/1/26, Callable 5/1/18 @ 100	750,000	834,008
		1,049,918
TOTAL MUNICIPAL BONDS (Cost $6,882,314)		6,912,768
U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (19.2%)
Federal Home Loan Bank
2.25%, 4/13/12	7,500,000	7,615,538
4.88%, 12/14/12	12,000,000	12,768,300
5.25%, 9/13/13	5,000,000	5,505,965
5.25%, 12/9/22	1,000,000	1,128,144
5.38%, 6/8/12	5,000,000	5,237,110
Government National Mortgage Association
6.00%, 10/15/36	1,166,845	1,301,093
U.S. Treasury Bills (a)(b)
0.03%, 7/28/11	2,500,000	2,499,973
0.06%, 8/4/11	3,000,000	2,999,972
U.S. Treasury Inflation Protected Bonds
1.25%, 7/15/20	6,000,000	6,551,206
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $43,858,255)		45,607,301
INVESTMENT COMPANIES (1.4%)
Victory Federal Money Market, Investor Shares, 0.01%(c)	3,213,318	3,213,318
TOTAL INVESTMENT COMPANIES (Cost $3,213,318)		3,213,318
Total Investments (Cost $169,180,967)(d) — 99.8%		237,431,964
Other assets in excess of liabilities — 0.2%		456,246
NET ASSETS — 100.0%		$237,888,210

(a)	Non-income producing security.
(b)	Rate represents the effective yield at purchase.
(c)	Rate disclosed is the seven day yield as of June 30, 2011.
(d)	At June 30, 2011 the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Gross unrealized appreciation	$68,948,639
Gross unrealized depreciation	(730,503)
Net unrealized appreciation	$68,218,136

ADR	American Depositary Receipt
BKNT	Bank Note
FSB	Federal Savings Bank
GO	General Obligation
NATL-RE	Reinsured by National Public Finance Guarantee Corporation
PLC	Public Limited Company

See Notes to Schedules of Portfolio Investments.

Schedule of Portfolio Investments	Boston Trust Equity Fund June 30, 2011 (Unaudited)

		Fair
Security Description	Shares	Value ($)
COMMON STOCKS (98.5%)
Consumer Discretionary (9.0%)
Comcast Corp., Class A	40,000	1,013,600
Johnson Controls, Inc.	18,000	749,880
McDonald’s Corp.	15,000	1,264,800
NIKE, Inc., Class B	7,500	674,850
Omnicom Group, Inc.	25,000	1,204,000
Ross Stores, Inc.	12,500	1,001,500
		5,908,630
Consumer Staples (12.8%)
Church & Dwight Co., Inc.	15,000	608,100
Costco Wholesale Corp.	15,000	1,218,600
Diageo PLC, Sponsored ADR	12,500	1,023,375
Kellogg Co.	5,000	276,600
McCormick & Co., Inc.	15,000	743,550
Nestle SA, Sponsored ADR	5,000	311,900
PepsiCo, Inc.	12,500	880,375
Procter & Gamble Co.	12,500	794,625
SYSCO Corp.	40,000	1,247,200
Walgreen Co.	30,000	1,273,800
		8,378,125
Energy (15.1%)
Apache Corp.	12,000	1,480,680
Chevron Corp.	16,000	1,645,440
ConocoPhillips	20,000	1,503,800
Denbury Resources, Inc.(a)	12,500	250,000
Devon Energy Corp.	5,000	394,050
Exxon Mobil Corp.	35,000	2,848,300
Schlumberger Ltd.	20,000	1,728,000
		9,850,270
Financials (11.3%)
Chubb Corp.	22,000	1,377,420
Cincinnati Financial Corp.	40,000	1,167,200
Comerica, Inc.	17,500	604,975
JPMorgan Chase & Co.	12,500	511,750
M&T Bank Corp.	5,000	439,750
PNC Financial Services Group, Inc.	12,500	745,125
State Street Corp.	10,000	450,900
SunTrust Banks, Inc.	10,000	258,000
T. Rowe Price Group, Inc.	30,000	1,810,200
		7,365,320
Health Care (10.2%)
Becton, Dickinson & Co.	15,000	1,292,550
C.R. Bard, Inc.	12,500	1,373,250
DENTSPLY International, Inc.	30,000	1,142,400
Johnson & Johnson, Inc.	2,500	166,300
Medtronic, Inc.	20,000	770,600
Saint Jude Medical, Inc.	10,000	476,800
Stryker Corp.	12,500	733,625
Varian Medical Systems, Inc.(a)	10,000	700,200
		6,655,725
Industrials (18.2%)
3M Co.	5,000	474,250
Donaldson Co., Inc.	25,000	1,517,000
Emerson Electric Co.	35,000	1,968,750
Hubbell, Inc., Class B	10,000	649,500
Illinois Tool Works, Inc.	25,000	1,412,250
Precision Castparts Corp.	15,000	2,469,750
Rockwell Collins, Inc.	15,000	925,350
United Parcel Service, Inc., Class B	10,000	729,300
W.W. Grainger, Inc.	11,500	1,766,975
		11,913,125
Information Technology (15.7%)
Accenture PLC, Class A	25,000	1,510,500

		Fair
Security Description	Shares	Value ($)
COMMON STOCKS, CONTINUED
Information Technology, continued
Apple, Inc.(a)	1,250	419,587
Automatic Data Processing, Inc.	25,000	1,317,000
EMC Corp.(a)	65,000	1,790,750
Intel Corp.	25,000	554,000
International Business Machines Corp.	10,000	1,715,500
Microsoft Corp.	45,000	1,170,000
Oracle Corp.	55,000	1,810,050
		10,287,387
Materials (6.2%)
Air Products & Chemicals, Inc.	10,000	955,800
AptarGroup, Inc.	15,000	785,100
Ecolab, Inc.	15,000	845,700
Sigma-Aldrich Corp.	20,000	1,467,600
		4,054,200
TOTAL COMMON STOCKS (Cost $37,516,076)		64,412,782

INVESTMENT COMPANIES (1.4%)
Victory Federal Money Market, Investor Shares, 0.01%(b)	900,469	900,469
TOTAL INVESTMENT COMPANIES (Cost $900,469)		900,469
Total Investments (Cost $38,416,545)(c) — 99.9%		65,313,251
Other assets in excess of liabilities — 0.1%		41,877
NET ASSETS — 100.0%		$65,355,128

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2011.
(c)	At June 30, 2011 the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Gross unrealized appreciation	$27,102,483
Gross unrealized depreciation	(303,800)
Net unrealized appreciation	$26,798,683

ADR	American Depositary Receipt
PLC	Public Limited Company

See Notes to Schedules of Portfolio Investments.

Schedule of Portfolio Investments	Boston Trust Midcap Fund June 30, 2011 (Unaudited)

		Fair
Security Description	Shares	Value ($)
COMMON STOCKS (98.1%)
Consumer Discretionary (16.2%)
Advance Auto Parts, Inc.	4,850	283,677
Autoliv, Inc.	6,530	512,278
Cablevision Systems Corp., Class A	12,000	434,520
Family Dollar Stores, Inc.	6,000	315,360
Gentex Corp.	10,050	303,812
Guess?, Inc.	8,500	357,510
Hasbro, Inc.	7,750	340,457
John Wiley & Sons, Inc., Class A	2,600	135,226
Morningstar, Inc.	5,875	357,082
O’Reilly Automotive, Inc.(a)	6,700	438,917
Omnicom Group, Inc.	7,750	373,240
Ross Stores, Inc.	8,700	697,044
		4,549,123
Consumer Staples (6.1%)
Brown-Forman Corp., Class B	6,375	476,149
Church & Dwight Co., Inc.	16,500	668,910
McCormick & Co., Inc.	11,700	579,969
		1,725,028
Energy (9.3%)
Cabot Oil & Gas Corp.	4,325	286,791
Core Laboratories NV	4,000	446,160
Denbury Resources, Inc.(a)	25,925	518,500
Energen Corp.	4,500	254,250
FMC Technologies, Inc.(a)	11,150	499,408
Murphy Oil Corp.	6,500	426,790
QEP Resources, Inc.	4,750	198,693
		2,630,592
Financials (13.4%)
Bank of Hawaii Corp.	4,950	230,274
Cincinnati Financial Corp.	14,905	434,928
Comerica, Inc.	11,775	407,062
Commerce Bancshares, Inc.	6,893	296,399
Corporate Office Properties Trust	7,000	217,770
Digital Realty Trust, Inc.	4,300	265,654
East West Bancorp, Inc.	12,500	252,625
IntercontinentalExchange, Inc.(a)	2,500	311,775
Jones Lang LaSalle, Inc.	1,675	157,952
M&T Bank Corp.	3,650	321,017
SEI Investments Co.	14,000	315,140
T. Rowe Price Group, Inc.	6,000	362,040
TD Ameritrade Holding Corp.	10,025	195,588
		3,768,224
Health Care (13.9%)
C.R. Bard, Inc.	5,850	642,681
DENTSPLY International, Inc.	12,750	485,520
Gen-Probe, Inc.(a)	4,200	290,430
IDEXX Laboratories, Inc.(a)	2,650	205,534
Laboratory Corp. of America Holdings(a)	2,750	266,172
Mettler-Toledo International, Inc.(a)	3,000	506,010
Patterson Cos., Inc.	7,650	251,609
ResMed, Inc.(a)	8,900	275,455
Techne Corp.	2,700	225,099
Varian Medical Systems, Inc.(a)	4,200	294,084
Waters Corp.(a)	5,000	478,700
		3,921,294
Industrials (15.3%)
AMETEK, Inc.	11,750	527,575
C.H. Robinson Worldwide, Inc.	4,150	327,186
CLARCOR, Inc.	6,950	328,596
Donaldson Co., Inc.	10,000	606,800
Expeditors International of Washington, Inc.	5,200	266,188
IDEX Corp.	5,300	243,005

		Fair
Security Description	Shares	Value ($)
COMMON STOCKS, CONTINUED
Industrials, continued
L-3 Communications Holdings, Inc.	3,000	262,350
Lincoln Electric Holdings, Inc.	15,000	537,750
Rockwell Collins, Inc.	9,000	555,210
W.W. Grainger, Inc.	4,225	649,171
		4,303,831
Information Technology (14.5%)
Amdocs Ltd.(a)	12,000	364,680
BMC Software, Inc.(a)	12,200	667,340
Check Point Software Technologies Ltd.(a)	10,900	619,665
Citrix Systems, Inc.(a)	4,000	320,000
F5 Networks, Inc.(a)	3,200	352,800
FactSet Research Systems, Inc.	2,600	266,032
Fiserv, Inc.(a)	3,250	203,548
Paychex, Inc.	5,700	175,104
Polycom, Inc.(a)	5,500	353,650
Skyworks Solutions, Inc.(a)	9,250	212,565
Teradata Corp.(a)	9,000	541,800
		4,077,184
Materials (5.6%)
AptarGroup, Inc.	10,600	554,804
Ecolab, Inc.	6,225	350,966
Sigma-Aldrich Corp.	9,275	680,599
		1,586,369
Telecommunication Services (1.2%)
NII Holdings, Inc.(a)	8,050	341,159
Utilities (2.6%)
AGL Resources, Inc.	5,150	209,657
NSTAR	4,700	216,106
Questar Corp.	17,500	309,925
		735,688
TOTAL COMMON STOCKS (Cost $19,351,632)		27,638,492
INVESTMENT COMPANIES (1.8%)
Victory Federal Money Market, Investor Shares, 0.01%(b)	520,265	520,265
TOTAL INVESTMENT COMPANIES (Cost $520,265)		520,265
Total Investments (Cost $19,871,897)(c) — 99.9%		28,158,757
Other assets in excess of liabilities — 0.1%		36,211
NET ASSETS — 100.0%		$28,194,968

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2011.
(c)	At June 30, 2011 the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Gross unrealized appreciation	$8,376,454
Gross unrealized depreciation	(89,594)
Net unrealized appreciation	$8,286,860

See Notes to Schedules of Portfolio Investments.

Schedule of Portfolio Investments	Boston Trust Small Cap Fund June 30, 2011 (Unaudited)

		Fair
Security Description	Shares	Value ($)
COMMON STOCKS (98.7%)
Consumer Discretionary (12.0%)
Ambassadors Group, Inc.	61,125	539,734
Amerigon, Inc.(a)	133,500	2,320,230
Fuel Systems Solutions, Inc.(a)	118,400	2,954,080
Hibbett Sports, Inc.(a)	83,350	3,393,178
John Wiley & Sons, Inc., Class A	121,000	6,293,210
K12, Inc.(a)	64,000	2,120,960
Life Time Fitness, Inc.(a)	39,400	1,572,454
LKQ Corp.(a)	156,575	4,085,042
NutriSystem, Inc.	99,600	1,400,376
Select Comfort Corp.(a)	181,100	3,256,178
The Men’s Wearhouse, Inc.	53,800	1,813,060
Under Armour, Inc., Class A(a)	36,675	2,835,344
Universal Technical Institute, Inc.	110,600	2,186,562
		34,770,408
Consumer Staples (3.9%)
Darling International, Inc.(a)	98,200	1,738,140
Hain Celestial Group, Inc.(a)	54,800	1,828,128
Lifeway Foods, Inc.(a)	69,300	774,774
Nutraceutical International Corp.(a)	42,025	646,345
The Fresh Market, Inc.(a)	35,100	1,357,668
United Natural Foods, Inc.(a)	112,800	4,813,176
		11,158,231
Energy (6.3%)
CARBO Ceramics, Inc.	54,250	8,840,037
Lufkin Industries, Inc.	51,400	4,422,970
Natural Gas Services Group(a)	75,525	1,220,484
OYO Geospace Corp.(a)	17,800	1,780,000
Tesco Corp.(a)	101,650	1,973,027
		18,236,518
Financials (19.5%)
Bank of Hawaii Corp.	121,200	5,638,224
Corporate Office Properties Trust	104,300	3,244,773
Dime Community Bancshares	191,400	2,782,956
DuPont Fabros Technology, Inc.	130,600	3,291,120
East West Bancorp, Inc.	205,000	4,143,050
eHealth, Inc.(a)	189,200	2,527,712
Financial Engines, Inc.(a)	53,000	1,373,760
Green Dot Corp., Class A(a)	69,100	2,348,018
Horace Mann Educators Corp.	163,600	2,553,796
Independent Bank Corp.	91,100	2,391,375
Investment Technology Group, Inc.(a)	145,100	2,034,302
MarketAxess Holdings, Inc.	57,025	1,429,046
Ocwen Financial Corp.(a)	178,100	2,272,556
Orrstown Financial Services, Inc.	47,100	1,239,201
Signature Bank(a)	87,000	4,976,400
Southside Bancshares, Inc.	68,400	1,357,740
TCF Financial Corp.	229,600	3,168,480
Texas Capital Bancshares, Inc.(a)	87,100	2,249,793
UMB Financial Corp.	110,200	4,615,176
Umpqua Holdings Corp.	237,500	2,747,875
		56,385,353
Health Care (13.3%)
Bruker Corp.(a)	232,350	4,730,646
Cantel Medical Corp.	54,800	1,474,668
Computer Programs & Systems, Inc.	24,400	1,548,912
Gen-Probe, Inc.(a)	30,275	2,093,516
ICU Medical, Inc.(a)	52,700	2,302,990
Landauer, Inc.	57,300	3,529,107
Meridian Bioscience, Inc.	183,600	4,426,596
Neogen Corp.(a)	119,400	5,398,074
Quality Systems, Inc.	64,300	5,613,390
West Pharmaceutical Services, Inc.	102,800	4,498,528
ZOLL Medical Corp.(a)	48,800	2,765,008

		Fair
Security Description	Shares	Value ($)
COMMON STOCKS, CONTINUED
Health Care, continued
		38,381,435
Industrials (16.8%)
American Science & Engineering, Inc.	49,800	3,984,000
Apogee Enterprises, Inc.	131,200	1,680,672
CLARCOR, Inc.	132,500	6,264,600
ESCO Technologies, Inc.	39,800	1,464,640
Fuel-Tech, Inc.(a)	162,000	1,074,060
Genesee & Wyoming, Inc., Class A(a)	109,300	6,409,352
Herman Miller, Inc.	49,200	1,339,224
Hub Group, Inc., Class A(a)	38,800	1,461,208
II-VI, Inc.(a)	52,200	1,336,320
Layne Christensen Co.(a)	32,850	996,669
Lindsay Manufacturing Co.	45,500	3,130,400
Met-Pro Corp.	56,175	639,272
Middleby Corp.(a)	41,000	3,855,640
Simpson Manufacturing Co., Inc.	93,000	2,777,910
Team, Inc.(a)	121,600	2,934,208
Wabtec Corp.	94,400	6,203,968
Watts Water Technologies, Inc., Class A	83,700	2,963,817
		48,515,960
Information Technology (19.2%)
Blackbaud, Inc.	91,900	2,547,468
Blackboard, Inc.(a)	44,150	1,915,668
Blue Coat Systems, Inc.(a)	116,700	2,551,062
Bottomline Technologies, Inc.(a)	87,100	2,152,241
Ceragon Networks Ltd.(a)	171,500	2,039,135
Coherent, Inc.(a)	40,900	2,260,543
CommVault Systems, Inc.(a)	84,300	3,747,135
InterDigital, Inc.	64,600	2,638,910
Itron, Inc.(a)	15,750	758,520
J2 Global Communications, Inc.(a)	161,400	4,556,322
Liquidity Services, Inc.(a)	143,200	3,380,952
National Instruments Corp.	98,200	2,915,558
Net 1 UEPS Technologies, Inc.(a)	152,650	1,325,002
NIC, Inc.	150,400	2,024,384
Plantronics, Inc.	171,000	6,246,630
Power Integrations, Inc.	123,500	4,746,105
Renaissance Learning, Inc.	80,700	1,011,978
Sapient Corp.(a)	367,100	5,517,513
SunPower Corp., Class B(a)	8,966	149,105
Wright Express Corp.(a)	57,100	2,973,197
		55,457,428
Materials (4.3%)
Calgon Carbon Corp.(a)	158,300	2,691,100
Commercial Metals Co.	167,500	2,403,625
Minerals Technologies, Inc.	43,000	2,850,470
Quaker Chemical Corp.	73,900	3,178,439
STR Holdings, Inc.(a)	75,600	1,127,952
		12,251,586
Utilities (3.4%)
American States Water Co.	33,100	1,147,246
New Jersey Resources Corp.	105,700	4,715,277
South Jersey Industries, Inc.	73,800	4,008,078
		9,870,601
TOTAL COMMON STOCKS (Cost $238,373,905)		285,027,520
INVESTMENT COMPANIES (1.2%)
Victory Federal Money Market, Investor Shares, 0.01%(b)	3,459,761	3,459,761
TOTAL INVESTMENT COMPANIES (Cost $3,459,761)		3,459,761
Total Investments (Cost $241,833,666)(c) — 99.9%		288,487,281
Other assets in excess of liabilities — 0.1%		344,657
NET ASSETS — 100.0%		$288,831,938

See Notes to Schedules of Portfolio Investments.

Schedule of Portfolio Investments	Boston Trust Small Cap Fund June 30, 2011 (Unaudited)

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2011.
(c)	At June 30, 2011 the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Gross unrealized appreciation	$55,068,830
Gross unrealized depreciation	(8,451,651)
Net unrealized appreciation	$46,617,179

See Notes to Schedules of Portfolio Investments.

Schedule of Portfolio Investments	Walden Balanced Fund (formerly, Walden Social Balanced Fund) June 30, 2011 (Unaudited)

		Fair
Security Description	Shares	Value ($)
COMMON STOCKS (73.4%)
Consumer Discretionary (6.7%)
Johnson Controls, Inc.	12,000	499,920
NIKE, Inc., Class B	10,000	899,800
Omnicom Group, Inc.	10,000	481,600
Ross Stores, Inc.	8,000	640,960
The Home Depot, Inc.	5,000	181,100
Time Warner Cable, Inc.	7,966	621,667
		3,325,047
Consumer Staples (9.4%)
Colgate-Palmolive Co.	7,000	611,870
Costco Wholesale Corp.	9,500	771,780
Kellogg Co.	7,000	387,240
Nestle SA, Sponsored ADR	8,000	499,040
PepsiCo, Inc.	9,600	676,128
Procter & Gamble Co.	9,300	591,201
SYSCO Corp.	18,700	583,066
Walgreen Co.	12,000	509,520
		4,629,845
Energy (10.0%)
Apache Corp.	8,500	1,048,815
BG Group PLC, Sponsored ADR	6,500	742,625
ConocoPhillips	16,000	1,203,040
Core Laboratories NV	6,000	669,240
Denbury Resources, Inc.(a)	25,000	500,000
Devon Energy Corp.	9,500	748,695
		4,912,415
Financials (7.9%)
BB&T Corp.	11,000	295,240
Chubb Corp.	11,000	688,710
Cincinnati Financial Corp.	21,000	612,780
Comerica, Inc.	8,000	276,560
JPMorgan Chase & Co.	8,000	327,520
Northern Trust Corp.	5,800	266,568
PNC Financial Services Group, Inc.	5,000	298,050
State Street Corp.	9,000	405,810
T. Rowe Price Group, Inc.	12,000	724,080
		3,895,318
Health Care (9.0%)
Becton, Dickinson & Co.	7,800	672,126
C.R. Bard, Inc.	8,000	878,880
DENTSPLY International, Inc.	18,000	685,440
Johnson & Johnson, Inc.	6,000	399,120
Medtronic, Inc.	9,000	346,770
Saint Jude Medical, Inc.	8,500	405,280
Stryker Corp.	10,000	586,900
Waters Corp.(a)	4,700	449,978
		4,424,494
Industrials (11.8%)
3M Co.	10,000	948,500
Deere & Co.	7,000	577,150
Donaldson Co., Inc.	11,000	667,480
Emerson Electric Co.	15,000	843,750
Illinois Tool Works, Inc.	16,000	903,840
Lincoln Electric Holdings, Inc.	12,000	430,200
United Parcel Service, Inc., Class B	9,000	656,370
W.W. Grainger, Inc.	5,000	768,250
		5,795,540
Information Technology (14.0%)
Accenture PLC, Class A	13,000	785,460
Apple, Inc.(a)	1,460	490,078
Automatic Data Processing, Inc.	11,000	579,480
Check Point Software Technologies Ltd.(a)	9,000	511,650
Cisco Systems, Inc.	27,000	421,470

	Shares or
	Principal	Fair
Security Description	Amount ($)	Value ($)
COMMON STOCKS, CONTINUED
Information Technology, continued
EMC Corp.(a)	27,000	743,850
Google, Inc., Class A(a)	600	303,828
Hewlett-Packard Co.	8,000	291,200
Intel Corp.	18,000	398,880
International Business Machines Corp.	4,000	686,200
Microsoft Corp.	20,000	520,000
Oracle Corp.	19,000	625,290
QUALCOMM, Inc.	9,000	511,110
		6,868,496
Materials (3.9%)
AptarGroup, Inc.	10,000	523,400
Praxair, Inc.	6,000	650,340
Sigma-Aldrich Corp.	10,000	733,800
		1,907,540
Utilities (0.7%)
Questar Corp.	20,000	354,200
TOTAL COMMON STOCKS (Cost $27,827,913)		36,112,895
CORPORATE BONDS (5.2%)
Financials (4.5%)
American Express Co.
7.00%, 3/19/18	250,000	294,612
8.13%, 5/20/19	250,000	317,430
Calvert Social Investment Foundation
3.00%, 12/31/11	175,000	175,000
3.00%, 8/15/12	75,000	75,000
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/1/18	250,000	346,709
Wells Fargo & Co., 3.00%, 12/9/11	1,000,000	1,012,566
		2,221,317
Information Technology (0.5%)
Oracle Corp., 5.75%, 4/15/18	200,000	229,219
Telecommunication Services (0.2%)
AT&T, Inc., 5.50%, 2/1/18	100,000	111,688
TOTAL CORPORATE BONDS (Cost $2,363,714)		2,562,224
MUNICIPAL BONDS (2.0%)
California (0.6%)
California State, GO, 4.50%, 8/1/28, AMBAC, Callable 2/1/17 @ 100	310,000	291,177
Illinois (0.4%)
Illinois State, GO, 5.00%, 6/1/27, NATL-RE FGIC, Callable 6/1/13 @ 100	200,000	196,760
Ohio (0.3%)
Ohio State, Series D, GO, 4.50%, 9/15/22, NATL-RE, Callable 3/15/16 @ 100	150,000	156,102
Oregon (0.2%)
Oregon State, Series A, GO, 5.00%, 10/1/14	100,000	109,451
Wisconsin (0.5%)
Wisconsin State, GO, 4.60%, 5/1/26, Callable 5/1/21 @ 100	250,000	246,025
TOTAL MUNICIPAL BONDS (Cost $982,828)		999,515
U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (17.7%)
Federal Farm Credit Bank
2.00%, 1/17/12	200,000	201,945

The Schedule of Portfolio Investments should be read in conjunction with the financial statements which are included in the fund’s audited annual report or semi-annual report.

Schedule of Portfolio Investments	Walden Balanced Fund (formerly, Walden Social Balanced Fund) June 30, 2011 (Unaudited)

	Shares or
	Principal	Fair
Security Description	Amount ($)	Value ($)
U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS, CONTINUED
2.13%, 6/18/12	250,000	254,336
5.38%, 11/10/20	250,000	286,923
Federal Home Loan Bank
1.00%, 12/28/11	450,000	451,899
1.13%, 3/9/12	3,000,000	3,017,679
2.25%, 4/13/12	300,000	304,622
5.25%, 12/11/20	500,000	567,315
5.25%, 8/15/22	1,000,000	1,129,621
Federal Home Loan Mortgage Corp.
0.10%, 11/14/11(b)	250,000	249,943
Federal National Mortgage Association
1.25%, 6/22/12	500,000	504,608
Financing Corp.
2.92%, 4/5/13(b)	100,000	98,775
Government National Mortgage Association
6.00%, 7/15/34	84,128	93,807
6.50%, 5/15/32	58,230	66,445
Housing and Urban Development, Series 00-A
7.50%, 8/1/11	90,000	90,282
U.S. Treasury Inflation Protected Bonds
1.25%, 7/15/20	1,250,000	1,364,835
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $8,460,219)		8,683,035
INVESTMENT COMPANIES (0.1%)
Victory Federal Money Market, Investor Shares, 0.01%(c)	30,950	30,950
TOTAL INVESTMENT COMPANIES (Cost $30,950)		30,950
Total Investments (Cost $39,665,624)(d) — 98.4%		48,388,619
Other assets in excess of liabilities — 1.6%		794,296
NET ASSETS — 100.0%		$49,182,915

(a)	Non-income producing security.
(b)	Rate represents the effective yield at purchase.
(c)	Rate disclosed is the seven day yield as of June 30, 2011.
(d)	At June 30, 2011 the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Gross unrealized appreciation	$9,278,142
Gross unrealized depreciation	(583,871)
Net unrealized appreciation	$8,694,271

ADR	American Depositary Receipt
AMBAC	Insured by American Municipal Bond Assurance Corporation
FGIC	Insured by Financial Guaranty Insurance Company
GO	General Obligation
NATL-RE	Reinsured by National Public Finance Guarantee Corporation
PLC	Public Limited Company

The Schedule of Portfolio Investments should be read in conjunction with the financial statements which are included in the fund’s audited annual report or semi-annual report.

Schedule of Portfolio Investments	Walden Equity Fund (formerly, Walden Social Equity Fund) June 30, 2011 (Unaudited)

		Fair
Security Description	Shares	Value ($)
COMMON STOCKS (98.1%)
Consumer Discretionary (10.6%)
Johnson Controls, Inc.	37,000	1,541,420
McDonald’s Corp.	21,000	1,770,720
NIKE, Inc., Class B	18,000	1,619,640
Omnicom Group, Inc.	20,000	963,200
Ross Stores, Inc.	24,000	1,922,880
The TJX Cos., Inc.	12,000	630,360
Time Warner Cable, Inc.	22,332	1,742,789
		10,191,009
Consumer Staples (14.0%)
Colgate-Palmolive Co.	17,000	1,485,970
Costco Wholesale Corp.	18,000	1,462,320
General Mills, Inc.	27,000	1,004,940
Kellogg Co.	20,000	1,106,400
McCormick & Co., Inc.	20,000	991,400
Nestle SA, Sponsored ADR	22,000	1,372,360
PepsiCo, Inc.	22,000	1,549,460
Procter & Gamble Co.	22,000	1,398,540
SYSCO Corp.	51,000	1,590,180
Walgreen Co.	35,000	1,486,100
		13,447,670
Energy (13.0%)
Apache Corp.	20,000	2,467,800
BG Group PLC, Sponsored ADR	15,000	1,713,750
ConocoPhillips	40,000	3,007,600
Core Laboratories NV	18,000	2,007,720
Denbury Resources, Inc.(a)	70,000	1,400,000
Devon Energy Corp.	25,000	1,970,250
		12,567,120
Financials (10.8%)
BB&T Corp.	32,000	858,880
Chubb Corp.	30,000	1,878,300
Cincinnati Financial Corp.	55,000	1,604,900
Comerica, Inc.	25,000	864,250
JPMorgan Chase & Co.	21,000	859,740
Northern Trust Corp.	17,000	781,320
PNC Financial Services Group, Inc.	14,000	834,540
State Street Corp.	20,000	901,800
T. Rowe Price Group, Inc.	30,030	1,812,010
		10,395,740
Health Care (11.7%)
Becton, Dickinson & Co.	20,000	1,723,400
C.R. Bard, Inc.	16,000	1,757,760
DENTSPLY International, Inc.	43,000	1,637,440
Johnson & Johnson, Inc.	19,000	1,263,880
Medtronic, Inc.	35,000	1,348,550
Saint Jude Medical, Inc.	22,000	1,048,960
Stryker Corp.	21,000	1,232,490
Waters Corp.(a)	13,000	1,244,620
		11,257,100
Industrials (14.7%)
3M Co.	10,000	948,500
Deere & Co.	19,000	1,566,550
Donaldson Co., Inc.	25,000	1,517,000
Emerson Electric Co.	35,000	1,968,750
Expeditors International of Washington, Inc.	15,000	767,850
Hubbell, Inc., Class B	13,000	844,350
Illinois Tool Works, Inc.	35,000	1,977,150
Lincoln Electric Holdings, Inc.	40,000	1,434,000
United Parcel Service, Inc., Class B	22,000	1,604,460
W.W. Grainger, Inc.	10,000	1,536,500
		14,165,110
Information Technology (17.6%)
		Fair
Security Description	Shares	Value ($)
COMMON STOCKS, CONTINUED
Information Technology, continued
Accenture PLC, Class A	22,000	1,329,240
Apple, Inc.(a)	3,500	1,174,845
Automatic Data Processing, Inc.	23,000	1,211,640
Cisco Systems, Inc.	84,000	1,311,240
EMC Corp.(a)	65,000	1,790,750
Google, Inc., Class A(a)	1,500	759,570
Hewlett-Packard Co.	30,000	1,092,000
Intel Corp.	65,000	1,440,400
International Business Machines Corp.	11,000	1,887,050
Microsoft Corp.	75,000	1,950,000
Oracle Corp.	55,000	1,810,050
QUALCOMM, Inc.	21,000	1,192,590
		16,949,375
Materials (5.2%)
AptarGroup, Inc.	30,000	1,570,200
Praxair, Inc.	15,000	1,625,850
Sigma-Aldrich Corp.	25,000	1,834,500
		5,030,550
Utilities (0.5%)
Questar Corp.	25,000	442,750
TOTAL COMMON STOCKS (Cost $70,802,407)		94,446,424
INVESTMENT COMPANIES (1.7%)
Victory Federal Money Market, Investor Shares, 0.01%(b)	1,659,362	1,659,362
TOTAL INVESTMENT COMPANIES (Cost $1,659,362)		1,659,362
Total Investments (Cost $72,461,769)(c) — 99.8%		96,105,786
Other assets in excess of liabilities — 0.2%		200,662
NET ASSETS — 100.0%		$96,306,448

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2011.
(c)	At June 30, 2011 the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Gross unrealized appreciation	$25,372,174
Gross unrealized depreciation	(1,735,092)
Net unrealized appreciation	$23,637,082

ADR	American Depositary Receipt
PLC	Public Limited Company

See Notes to Schedules of Portfolio Investments.

Schedule of Portfolio Investments	Walden Small Cap Innovations Fund June 30, 2011 (Unaudited)

		Fair
Security Description	Shares	Value ($)
COMMON STOCKS (96.9%)
Consumer Discretionary (11.8%)
Ambassadors Group, Inc.	10,950	96,689
Amerigon, Inc.(a)	24,225	421,030
Fuel Systems Solutions, Inc.(a)	21,900	546,405
Hibbett Sports, Inc.(a)	15,600	635,076
John Wiley & Sons, Inc., Class A	22,500	1,170,225
K12, Inc.(a)	11,600	384,424
Life Time Fitness, Inc.(a)	7,156	285,596
LKQ Corp.(a)	27,750	723,997
NutriSystem, Inc.	18,025	253,432
Select Comfort Corp.(a)	33,700	605,926
The Men’s Wearhouse, Inc.	9,725	327,733
Under Armour, Inc., Class A(a)	6,775	523,775
Universal Technical Institute, Inc.	20,100	397,377
		6,371,685
Consumer Staples (3.8%)
Darling International, Inc.(a)	17,925	317,272
Hain Celestial Group, Inc.(a)	9,950	331,932
Lifeway Foods, Inc.(a)	11,950	133,601
Nutraceutical International Corp.(a)	7,625	117,273
The Fresh Market, Inc.(a)	6,525	252,387
United Natural Foods, Inc.(a)	20,900	891,803
		2,044,268
Energy (6.2%)
CARBO Ceramics, Inc.	9,900	1,613,205
Lufkin Industries, Inc.	9,600	826,080
Natural Gas Services Group(a)	14,150	228,664
OYO Geospace Corp.(a)	3,325	332,500
Tesco Corp.(a)	18,900	366,849
		3,367,298
Financials (19.3%)
Bank of Hawaii Corp.	22,600	1,051,352
Corporate Office Properties Trust	19,400	603,534
Dime Community Bancshares	34,400	500,176
DuPont Fabros Technology, Inc.	24,300	612,360
East West Bancorp, Inc.	36,600	739,686
eHealth, Inc.(a)	34,275	457,914
Financial Engines, Inc.(a)	9,625	249,480
Green Dot Corp., Class A(a)	12,600	428,148
Horace Mann Educators Corp.	29,850	465,958
Independent Bank Corp.	17,000	446,250
Investment Technology Group, Inc.(a)	26,550	372,231
MarketAxess Holdings, Inc.	10,475	262,504
Ocwen Financial Corp.(a)	33,200	423,632
Orrstown Financial Services, Inc.	8,800	231,528
Signature Bank(a)	16,200	926,640
Southside Bancshares, Inc.	12,175	241,674
TCF Financial Corp.	42,700	589,260
Texas Capital Bancshares, Inc.(a)	16,200	418,446
UMB Financial Corp.	20,500	858,540
Umpqua Holdings Corp.	43,350	501,559
		10,380,872
Health Care (13.1%)
Bruker Corp.(a)	42,675	868,863
Cantel Medical Corp.	9,950	267,755
Computer Programs & Systems, Inc.	4,425	280,899
Gen-Probe, Inc.(a)	5,575	385,511
ICU Medical, Inc.(a)	9,625	420,612
Landauer, Inc.	10,600	652,854
Meridian Bioscience, Inc.	34,100	822,151
Neogen Corp.(a)	22,100	999,141
Quality Systems, Inc.	12,000	1,047,600
West Pharmaceutical Services, Inc.	19,100	835,816
ZOLL Medical Corp.(a)	8,950	507,107
		7,088,309

		Fair
Security Description	Shares	Value ($)
COMMON STOCKS, CONTINUED
Industrials (16.1%)
American Science & Engineering, Inc.	9,075	726,000
Apogee Enterprises, Inc.	23,775	304,558
CLARCOR, Inc.	24,600	1,163,088
ESCO Technologies, Inc.	7,200	264,960
Fuel-Tech, Inc.(a)	29,425	195,088
Genesee & Wyoming, Inc., Class A(a)	20,350	1,193,324
Herman Miller, Inc.	8,950	243,619
Hub Group, Inc., Class A(a)	7,075	266,444
Layne Christensen Co.(a)	6,300	191,142
Lindsay Manufacturing Co.	8,500	584,800
Met-Pro Corp.	10,175	115,792
Middleby Corp.(a)	7,600	714,704
Simpson Manufacturing Co., Inc.	17,300	516,751
Team, Inc.(a)	22,125	533,876
Wabtec Corp.	17,000	1,117,240
Watts Water Technologies, Inc., Class A	15,250	540,002
		8,671,388
Information Technology (19.0%)
Blackbaud, Inc.	16,925	469,161
Blackboard, Inc.(a)	8,175	354,713
Blue Coat Systems, Inc.(a)	21,225	463,978
Bottomline Technologies, Inc.(a)	15,825	391,036
Ceragon Networks Ltd.(a)	31,075	369,482
Coherent, Inc.(a)	7,400	408,998
CommVault Systems, Inc.(a)	15,375	683,419
InterDigital, Inc.	12,000	490,200
Itron, Inc.(a)	2,975	143,276
J2 Global Communications, Inc.(a)	30,000	846,900
Liquidity Services, Inc.(a)	26,700	630,387
National Instruments Corp.	18,300	543,327
Net 1 UEPS Technologies, Inc.(a)	27,525	238,917
NIC, Inc.	28,000	376,880
Plantronics, Inc.	31,800	1,161,654
Power Integrations, Inc.	22,900	880,047
Renaissance Learning, Inc.	15,000	188,100
Sapient Corp.(a)	68,300	1,026,549
SunPower Corp., Class B(a)	1,570	26,109
Wright Express Corp.(a)	10,400	541,528
		10,234,661
Materials (4.2%)
Calgon Carbon Corp.(a)	29,500	501,500
Commercial Metals Co.	30,525	438,034
Minerals Technologies, Inc.	8,000	530,320
Quaker Chemical Corp.	13,800	593,538
STR Holdings, Inc.(a)	13,725	204,777
		2,268,169
Utilities (3.4%)
American States Water Co.	6,075	210,560
New Jersey Resources Corp.	19,600	874,356
South Jersey Industries, Inc.	13,700	744,047
		1,828,963
TOTAL COMMON STOCKS (Cost $44,108,275)		52,255,613
INVESTMENT COMPANIES (2.5%)
Victory Federal Money Market, Investor Shares, 0.01%(b)	1,320,646	1,320,646
TOTAL INVESTMENT COMPANIES (Cost $1,320,646)		1,320,646
Total Investments (Cost $45,428,921)(c) — 99.4%		53,576,259
Other assets in excess of liabilities — 0.6%		318,352
NET ASSETS — 100.0%		$53,894,611

See Notes to Schedules of Portfolio Investments.

Schedule of Portfolio Investments	Walden Small Cap Innovations Fund June 30, 2011 (Unaudited)

(a)	Represents non-income producing security
(b)	Rate disclosed is the seven day yield as of June 30, 2011.
(c)	At June 30, 2011 the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Gross unrealized appreciation	$9,416,890
Gross unrealized depreciation	(1,281,047)
Net unrealized appreciation	$8,135,843

See Notes to Schedules of Portfolio Investments.

Security Valuation:
The Boston Trust and Walden Funds (the “Funds”) record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Equity securities traded on the NASDAQ stock market are valued at the NASDAQ official closing price.

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are provided by an independent pricing service, the use of which has been approved by the Group’s Board of Trustees (the “Board”). In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Under the amortized cost method, discount or premium, if any, is accreted or amortized, respectively, on a constant (straight-line) basis to the maturity of the security.

The Funds may use a pricing service to value certain portfolio securities where the prices provided are believed to reflect the fair market value of such securities. If market prices are not readily available or, in Boston Trust Investment Management, Inc.’s (the “Adviser”) opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Adviser will value the Funds’ assets at their fair value according to policies approved by the Board.

Investments in investment companies and money market funds are valued at net asset value per share. Certificates of deposit are valued at acquisition cost.

Fair Value Measurements:
The valuation techniques employed by the Funds, as described above in Security Valuation, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

Level 1 —	quoted prices in active markets for identical assets
Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those investments.

Pursuant to the valuation techniques described above in Security Valuation, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 securities). Debt securities, including those with a remaining maturity of 60 days or less, and certificates of deposit are generally categorized as Level 2 securities in the fair value hierarchy. Open-end investment companies and money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2011 in valuing the Funds’ investments based on the three levels defined above.

		Level 2
	Level 1	Other Significant	Total Investments
Fund Name	Quoted Prices	Observable Inputs	in Securities
Boston Trust Balanced Fund
Common Stocks[1]	$173,100,350	$—	$173,100,350
Corporate Bonds[1]	—	8,598,227	8,598,227
Municipal Bonds[2]	—	6,912,768	6,912,768
U.S. Government & U.S. Government Agency Obligations	—	45,607,301	45,607,301
Investment Companies	3,213,318	—	3,213,318
Total	176,313,668	61,118,296	237,431,964

Boston Trust Equity Fund
Common Stocks[1]	64,412,782	—	64,412,782
Investment Companies	900,469	—	900,469
Total	65,313,251	—	65,313,251

Boston Trust Midcap Fund
Common Stocks[1]	27,638,492	—	27,638,492
Investment Companies	520,265	—	520,265
Total	28,158,757	—	28,158,757

Boston Trust Small Cap Fund
Common Stocks[1]	285,027,520	—	285,027,520
Investment Companies	3,459,761	—	3,459,761
Total	288,487,281	—	288,487,281

Walden Balanced Fund
Common Stocks[1]	36,112,895	—	36,112,895
Corporate Bonds[1]	—	2,562,224	2,562,224
Municipal Bonds[2]	—	999,515	999,515
U.S. Government & U.S. Government Agency Obligations	—	8,683,035	8,683,035
Investment Companies	30,950	—	30,950
Total	36,143,845	12,244,774	48,388,619

Walden Equity Fund
Common Stocks[1]	94,446,424	—	94,446,424
Investment Companies	1,659,362	—	1,659,362
Total	96,105,786	—	96,105,786

Walden Small Cap Innovations Fund
Common Stocks[1]	52,255,613	—	52,255,613
Investment Companies	1,320,646	—	1,320,646
Total	53,576,259	—	53,576,259

[1]	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.
[2]	For detailed State classifications, see the accompanying Schedules of Portfolio Investments.

The Funds recognize significant transfers, if any, between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1, 2 or 3 as of June 30, 2011 from the valuation input levels used on March 31, 2011. The Funds did not hold any Level 3 securities for the period ended June 30, 2011.

Subsequent Events:

Effective August 1, 2011, the Walden Social Balanced Fund and the Walden Social Equity Fund changed their names to the Walden Balanced Fund and the Walden Equity Fund, respectively.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Boston Trust & Walden Funds

By (Signature and Title)*	/s/ Lucia Santini
Lucia Santini, President

Date August 25, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Lucia Santini
Lucia Santini, President

Date August 25, 2011

By (Signature and Title)*	/s/ Jennifer Ellis
Jennifer Ellis, Treasurer

Date August 25, 2011